Consolidated statement of comprehensive income of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Statement of comprehensive income [abstract]
Net income/(loss)	€ 1,239	€ 711	€ 2,469
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(4)	(32)	8
Remeasurements of defined benefit plans	(612)	(134)	224
Income tax relating to items that will not be reclassified	92	(8)	(166)
Items that may be reclassified subsequently to profit or loss:
Gains/(losses) on revaluation of available-for-sale investments	3,471	(2,142)	1,376
(Gains)/losses transferred to income statement on disposal and impairment of available-for- sale investments	(412)	66	(1,330)
Changes in cash flow hedging reserve	(8)	5	(853)
Movement in foreign currency translation and net foreign investment hedging reserves	314	602	(2,149)
Equity movements of joint ventures	8	9	(15)
Equity movements of associates	4	(1)	(5)
Disposal of group assets	(1)	36	7
Income tax relating to items that may be reclassified	(632)	494	927
Other	13	(2)	9
Total other comprehensive income / (loss)	2,232	(1,107)	(1,968)
Total comprehensive income/(loss)	3,471	(396)	501
Total comprehensive income/(loss) attributable to:
Owners of Aegon N.V.	3,472	(398)	505
Non-controlling interests	€ (1)	€ 2	€ (3)

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.